Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Year-End Premises and Equipment

Year-end premises and equipment were as follows:

	2017	2016
Land and improvements	$5,022	$5,094
Buildings and improvements	21,221	20,266
Furniture and equipment	17,004	16,070
Total	43,247	41,430
Accumulated depreciation	(25,636)	(23,510)
Premises and equipment, net	$17,611	$17,920

Rent Commitments Under Non-Cancelable Operating Leases

Rent expense was $580, $540 and $506 for 2017, 2016 and 2015, respectively. Rent commitments under non-cancelable operating leases at December 31, 2017 were as follows, before considering renewal options that generally are present.

2018	$571
2019	479
2020	226
2021	91
2022	36
Total	$1,403